Additional Events Occurring Subsequent to the Date the Condensed Consolidated Financial Statements were Available Unaudited	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Additional Events Occurring Subsequent to the Date the Condensed Consolidated Financial Statements were Available Unaudited

On November 22, 2013, the Company established a series of preferred stock as Series D-1 Convertible Preferred Stock by the filing of a Certificate of Designation of Preferences, Rights and Limitations of Series D-1 Convertible Preferred Stock in the State of Delaware. Each share of Series D-1 Preferred Stock is convertible into ten (10) shares of the Company’s common stock. The Company is prohibited from effecting the conversion of the Series D-1 Convertible Preferred Stock to the extent that, as a result of such conversion, the holder beneficially owns more than 9.99%, in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series D-1 Convertible Preferred Stock.

On November 26, 2013, the Company entered into an Amendment and Exchange Agreements (each, a “Series F Exchange Agreement”) with the holders of the Company’s outstanding shares of Series F Convertible Preferred Stock (the “Series F Preferred Stock” and each holder, a “Series F Holder”) pursuant to which the Series F Holders agreed to return their shares of Series F Preferred Stock to the Company for cancellation in consideration for which the Company issued such Series F Holder an equal number of shares of Series F-1 Convertible Preferred Stock, $0.0001 par value per share (the “Series F-1 Preferred Stock” and the transaction, the “Series F Exchange”). Each share of Series F-1 Preferred Stock is entitled to 91% of one vote per share (subject to beneficial ownership limitations described below) and shall vote together with holders of the Company’s common stock. Each share of Series F-1 Preferred Stock is convertible into one share of the Company’s common stock and has a stated value of $0.0001. The conversion ratio is subject to adjustment in the event of stock splits, stock dividends, combination of shares and similar recapitalization transactions. The Company is prohibited from effecting the conversion of the Series F-1 Preferred Stock to the extent that, as a result of such conversion, the holder beneficially owns more than 9.99%, in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series F-1 Preferred Stock. The shares of Series F-1 Preferred Stock are subject to the same registration rights as the Series F Preferred Stock. The Series F-1 Convertible Preferred Stock was established on November 22, 2013 by the filing of a Certificate of Designation of Preferences, Rights and Limitations of Series F-1 Convertible Preferred Stock (“Series F-1 Certificate of Designation”) in the State of Delaware.